Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
March 31, 2022
XCB-NPRT1-0522
1.9884861.104
Municipal Bonds - 51.5%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (b)	250,000	251,679
Series A, 4% 6/1/22	115,000	115,451
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	145,000	149,490
TOTAL ALABAMA		516,620
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	70,000	75,950
Arizona - 1.1%
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	261,298
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	160,000	160,689
Series 2019, 5%, tender 6/3/24 (b)(c)	480,000	507,664
Maricopa County Rev.:
Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.89%, tender 4/7/22 (b)(d)	185,000	185,009
Series 2016 A, 5% 1/1/23	100,000	102,494
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	265,000	267,390
Series 2017 D, 5% 7/1/24	225,000	239,058
TOTAL ARIZONA		1,723,602
California - 5.1%
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/22	180,000	181,752
Series 2014 A, 5% 10/1/22	150,000	152,818
Series 2015, 5% 11/15/22	150,000	153,432
Series 2016 A, 4% 3/1/23	300,000	306,625
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.3%, tender 4/1/22 (b)(c)	400,000	400,003
Series 2021 B, 0.375%, tender 7/15/22 (b)(c)	800,000	797,809
(Waste Mgmt., Inc. Proj.) Series 2020, 1%, tender 6/1/22 (b)(c)	2,200,000	2,198,757
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A1, 0.25%, tender 4/18/22 (b)(c)(e)	1,500,000	1,499,451
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	100,000	102,403
California Statewide Cmntys. Dev. Auth. Rev. Series 2018 A, 5% 3/1/23	110,000	113,417
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (c)	150,000	158,493
Los Angeles Dept. Arpt. Rev.:
Series 2015 A, 5% 5/15/22 (c)	100,000	100,443
Series 2015, 5% 5/15/23 (c)	100,000	103,477
Series 2016 B, 5% 5/15/22 (c)	100,000	100,431
Series 2017 B, 5% 5/15/22	125,000	125,586
Series 2019 E, 4% 5/15/23	125,000	128,282
Series 2022 C, 5% 5/15/24 (c)	85,000	89,849
Series A, 5% 5/15/23 (c)	250,000	258,410
Northern California Pwr. Agcy. Rev. Series 2019 A, 5% 8/1/23	100,000	104,388
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25 (Pre-Refunded to 4/15/22 @ 100)	200,000	200,254
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/22 (Escrowed to Maturity) (c)	150,000	151,364
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	105,817
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (c)	100,000	103,042
Series 2017 A, 5% 3/1/23 (Escrowed to Maturity) (c)	100,000	103,042
TOTAL CALIFORNIA		7,739,345
Colorado - 0.5%
Colorado Health Facilities Auth. Series 2019 A, 5% 1/1/23	165,000	169,289
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	213,250
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (c)	100,000	102,071
Series 2012 B, 5% 11/15/22	215,000	219,759
Series 2020 B1, 5% 11/15/22 (c)	55,000	56,156
TOTAL COLORADO		760,525
Connecticut - 2.5%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/22	210,000	213,654
Series 2016 A, 5% 3/15/24	200,000	211,786
Series 2020 A, 5% 1/15/23	145,000	149,079
Series 2022 A, 3% 1/15/23	340,000	344,305
Series E:
5% 9/1/22	175,000	177,808
5% 9/15/22	475,000	483,264
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (b)	510,000	492,379
Series 2014 A, 1.1%, tender 2/7/23 (b)	300,000	298,588
Series 2017 A1, 5%, tender 7/1/22 (b)	200,000	201,888
Series 2017 C2, 5%, tender 2/1/23 (b)	275,000	282,727
Series 2017 I1, 5% 7/1/22	100,000	100,941
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (c)	100,000	104,472
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	115,000	117,998
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/24	150,000	153,576
5% 1/1/24	100,000	102,384
Series A, 5% 5/1/23	325,000	336,478
TOTAL CONNECTICUT		3,771,327
District Of Columbia - 0.6%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (c)	100,000	104,627
5% 10/1/24 (c)	110,000	117,302
Series 2017 A:
5% 10/1/22 (c)	355,000	361,403
5% 10/1/24 (c)	100,000	106,638
Series 2019 A, 5% 10/1/22 (c)	5,000	5,090
Series 2019 B, 5% 10/1/22	100,000	101,853
Series 2020 A, 5% 10/1/22 (c)	85,000	86,533
TOTAL DISTRICT OF COLUMBIA		883,446
Florida - 3.0%
Broward County Arpt. Sys. Rev.:
Series 2012 P2, 5% 10/1/23	135,000	137,071
series 2012 Q1, 5% 10/1/22	125,000	127,248
Series 2015 C, 5% 10/1/22 (c)	275,000	279,250
Series 2017, 5% 10/1/23 (c)	125,000	130,257
Series 2019 B, 5% 10/1/23 (c)	100,000	104,205
Central Florida Expressway Auth. Sr. Lien Rev. Series 2017, 5% 7/1/22	115,000	116,094
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	100,000	107,817
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	100,000	100,840
Florida Board of Ed. Lottery Rev. Series 2012 A, 5% 7/1/22	115,000	116,108
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 0.3%, tender 7/1/22 (b)(c)	300,000	299,442
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	182,809
Florida Muni. Pwr. Agcy. Rev. Series 2015 B, 5% 10/1/22	200,000	203,667
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2019 A, 5% 10/1/22 (c)	105,000	106,795
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/24 (c)	200,000	213,276
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 A, 5% 10/1/22	115,000	117,131
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23 (f)	15,000	15,534
5% 10/1/24 (f)	35,000	36,969
5% 10/1/25 (f)	25,000	26,909
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	55,000	58,376
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/22	100,000	100,000
5% 4/1/23	165,000	170,335
Miami-Dade County Aviation Rev. Series 2016 A, 5% 10/1/23	230,000	240,469
Miami-Dade County Health Facilities Auth. Hosp. Rev.:
(Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	320,000	333,656
(Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/22	40,000	40,517
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2007, 0.32%, tender 11/1/22 (b)	100,000	99,418
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.885%, tender 7/1/24 (b)(c)	270,000	268,592
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/22	100,000	102,118
Series 2015 A, 5% 5/1/23	175,000	181,066
Orlando & Orange County Expressway Auth. Rev.:
Series 2012, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	225,000	227,157
Series 2013 B, 5% 7/1/23	100,000	103,866
Palm Beach County School Board Ctfs. of Prtn. Series 2012 C, 5% 8/1/23	115,000	116,207
TOTAL FLORIDA		4,463,199
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/24 (c)	100,000	106,022
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	1,450,000	1,454,597
Series 2013, 1.55%, tender 8/19/22 (b)	100,000	99,856
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	100,000	103,183
Series 2012:
4% 4/1/22	100,000	100,000
5% 4/1/23	100,000	103,183
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2015 A, 5% 1/1/23	245,000	251,074
Series 2019 A, 5% 1/1/23	450,000	461,157
Series 2020 A:
5% 1/1/23	100,000	102,479
5% 1/1/24	145,000	152,360
Series 2021 A, 5% 1/1/23	145,000	148,562
Series GG, 5% 1/1/23	190,000	194,853
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.904%, tender 9/1/23 (b)(d)	450,000	449,129
Series 2018 C, 4%, tender 12/1/23 (b)	110,000	113,352
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 1.08%, tender 12/1/23 (b)(d)	930,000	930,658
Series 2019 B, 4%, tender 12/2/24 (b)	265,000	276,516
Series 2018 A, 4% 3/1/23	200,000	204,106
Series 2022 A, 4% 12/1/25	70,000	73,220
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/25	150,000	162,378
TOTAL GEORGIA		5,486,685
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/23	100,000	104,075
Illinois - 4.4%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	363,059
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	130,000	136,840
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	100,000	102,509
Series 2016 A, 5% 1/1/23 (c)	100,000	102,239
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	450,000	470,316
Series 2016 C, 5% 1/1/23	175,000	179,391
Series 2017 A, 5% 1/1/23	210,000	215,270
Chicago Park District Gen. Oblig. Series 2021 E, 4% 1/1/23	300,000	305,326
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	100,000	102,058
Series 2021 B:
4% 11/15/22	110,000	111,690
4% 11/15/23	75,000	77,437
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	200,000	198,382
Illinois Fin. Auth. Series 2020 A, 5% 8/15/22	100,000	101,421
Illinois Fin. Auth. Rev.:
Series 2015 A:
5% 11/15/22	245,000	250,301
5% 11/15/23	150,000	157,466
5% 11/15/24	100,000	107,459
Series 2016 A, 5% 10/1/22	200,000	203,697
Series 2016 C, 5% 2/15/24	105,000	110,730
Series 2017 A, 5% 7/15/22	115,000	116,274
Series 2019, 5% 4/1/23	100,000	103,284
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	100,000	101,141
5% 8/1/24	120,000	121,866
Series 2013, 5% 7/1/23	100,000	103,533
Series 2017 D:
5% 11/1/22	200,000	203,711
5% 11/1/23	200,000	208,682
Series 2018 B, 5% 5/1/22	100,000	100,276
Series 2021 A, 5% 3/1/23	70,000	71,880
Illinois Sales Tax Rev. Series 2021 A:
3% 6/15/22	135,000	135,360
4% 6/15/23	260,000	265,994
4% 6/15/24	135,000	139,850
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	275,000	281,497
Series 2018 A, 5% 1/1/23	180,000	184,693
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	365,000	367,128
5% 6/1/23	370,000	382,455
5% 6/1/24	405,000	427,848
TOTAL ILLINOIS		6,611,063
Indiana - 0.5%
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 4% 2/1/24	200,000	207,021
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/23	100,000	102,660
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	205,000	209,959
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2016 A, 5%, tender 3/1/23 (b)(c)	200,000	205,316
TOTAL INDIANA		724,956
Kentucky - 1.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/23	130,000	133,291
Kentucky State Property & Buildings Commission Rev.:
Series 2016, 5% 11/1/23	675,000	708,243
Series 2018:
5% 5/1/22	375,000	376,069
5% 5/1/23	65,000	67,225
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (b)	150,000	155,452
Series A, 4% 6/1/22	325,000	326,373
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	142,546
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 5% 12/1/24 (Pre-Refunded to 6/1/22 @ 100)	200,000	201,263
TOTAL KENTUCKY		2,110,462
Louisiana - 0.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (Assured Guaranty Muni. Corp. Insured)	100,000	100,641
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (American Biocarbon, CT, LLC Proj.) Series 2021, 0.25%, tender 6/1/22 (b)(c)	400,000	399,159
St. Charles Parish Gulf Opportunity Zone Rev. Bonds (Valero Proj.) Series 2010, 4%, tender 6/1/22 (b)	200,000	200,665
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	100,000	99,474
State of Louisiana Grant Anticipation Rev. Series 2021, 5% 9/1/22	200,000	203,184
TOTAL LOUISIANA		1,003,123
Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/22	210,000	211,982
5% 7/1/23	625,000	649,397
TOTAL MAINE		861,379
Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2013 B, 5% 7/1/22	620,000	626,005
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	25,000	27,029
Series 2022 B, 5% 12/1/23 (f)	30,000	30,933
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012 A, 3.25% 7/1/22 (Escrowed to Maturity)	100,000	100,538
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/24	120,000	127,632
TOTAL MARYLAND		912,137
Massachusetts - 2.9%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	250,000	255,936
Massachusetts Dev. Fin. Agcy. Rev.:
(Suffolk Univ. Proj.) Series 2017, 5% 7/1/22	200,000	201,607
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 1.01%, tender 4/7/22 (b)(d)	200,000	199,772
Series 2015 C, 5% 10/1/22	100,000	101,878
Series 2017 S, 5% 7/1/22	100,000	100,966
Series 2020 A, 5% 10/1/22	340,000	346,386
Series 2021 A:
5% 6/1/22	135,000	135,796
5% 6/1/23	360,000	372,118
Series Q, 5% 7/1/22	105,000	106,014
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	310,000	328,777
Series 2015 A, 5% 1/1/24 (c)	580,000	604,465
Series 2016, 5% 7/1/24 (c)	15,000	15,799
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	1,195,000	1,255,573
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/23 (c)	150,000	155,969
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	110,953
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	118,573
TOTAL MASSACHUSETTS		4,410,582
Michigan - 1.2%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	136,204
Michigan Fin. Auth. Rev.:
Bonds Series 2019 B, 3.5%, tender 11/15/22 (b)	270,000	273,294
Series 2012, 5% 11/1/22	100,000	102,165
Series 2014 25A, 5% 11/1/22 (c)	100,000	102,048
Series 2015 A:
5% 5/15/22	150,000	150,691
5% 8/1/22	125,000	126,574
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	100,000	103,117
Michigan Hosp. Fin. Auth. Rev. Series 2012 A, 5% 6/1/22	100,000	100,635
Northern Michigan Univ. Revs. Series 2021, 5% 6/1/23	415,000	430,671
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 3% 9/1/22	125,000	125,939
Wayne County Arpt. Auth. Rev. Series 2017 C, 5% 12/1/22	125,000	127,912
TOTAL MICHIGAN		1,779,250
Minnesota - 0.3%
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	212,307
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/23	200,000	205,064
TOTAL MINNESOTA		417,371
Missouri - 0.2%
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/23	235,000	244,067
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/23	100,000	102,600
Nebraska - 0.4%
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (c)	550,000	599,417
Nevada - 0.5%
Clark County School District Series 2016 A, 5% 6/15/22	215,000	216,663
Nevada Dept. of Bus. & Industry Bonds Series 2020 A, 0.85%, tender 1/26/23 (b)(c)(e)	400,000	397,890
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (b)	100,000	100,185
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (b)(c)	100,000	100,027
TOTAL NEVADA		814,765
New Jersey - 4.4%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A, 5% 11/1/22 (Assured Guaranty Muni. Corp. Insured)	1,105,000	1,127,696
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/22	100,000	100,679
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	197,117
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	418,717
Series 2015 XX, 4% 6/15/22	285,000	286,474
Series 2019, 5.25% 9/1/24 (e)	200,000	213,507
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/24	140,000	148,263
Series O, 5.25% 8/1/22	215,000	217,725
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	100,000	100,939
5% 7/1/23	240,000	249,248
Series 2017 A, 5% 7/1/23	135,000	140,474
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (c)	195,000	199,477
Series 2015 1A, 5% 12/1/22 (c)	100,000	102,296
Series 2016 1A:
5% 12/1/22 (c)	100,000	102,296
5% 12/1/23 (c)	100,000	104,908
5% 12/1/24 (c)	170,000	182,420
Series 2017 1A, 5% 12/1/24 (c)	350,000	375,570
Series 2019 A, 5% 12/1/22	15,000	15,349
Series 2021 A, 5% 12/1/23 (c)	200,000	209,649
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	90,000	87,817
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (c)	100,000	101,172
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	300,000	309,488
5% 6/1/24	255,000	268,346
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	110,152
Series 2006 A, 5.25% 12/15/22	160,000	163,844
Series 2006 C, 0% 12/15/24	260,000	244,454
Series 2014 AA, 5% 6/15/25	100,000	105,637
Series 2016 A, 5% 6/15/22	100,000	100,765
Series 2018 A, 5% 6/15/22	210,000	211,607
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/22	200,000	200,613
Series 2013 L, 5% 5/1/22	105,000	105,322
Series M, 5% 5/1/22	150,000	150,460
TOTAL NEW JERSEY		6,652,481
New Mexico - 0.3%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (c)	100,000	104,388
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	150,000	161,282
New Mexico Severance Tax Rev. Series 2016 B, 4% 7/1/22	250,000	251,820
TOTAL NEW MEXICO		517,490
New York - 2.2%
Monroe County Indl. Dev. Corp. Series 2015 A, 5% 7/1/22	225,000	227,185
New York City Gen. Oblig.:
Series 2016 A, 5% 8/1/22	110,000	111,440
Series 2016, 5% 8/1/22	100,000	101,309
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	35,000	38,297
New York Dorm. Auth. Rev. Series 2015 A, 4% 7/1/22	100,000	100,738
New York Metropolitan Trans. Auth. Rev.:
Series 2002 D1, 5% 11/1/22	100,000	101,962
Series 2008 B2, 5% 11/15/22	500,000	510,397
Series 2012 F, 5% 11/15/22	350,000	357,278
Series 2014 A2, 5% 11/15/22	250,000	255,198
Series 2015 A1, 5% 11/15/22	100,000	102,079
Series 2015 B, 5% 11/15/22	100,000	102,079
Series 2015 F, 5% 11/15/22	100,000	102,079
Series 2017 B, 5% 11/15/23	390,000	408,334
Series 2020 A, 5% 2/1/23	200,000	204,859
New York State Dorm. Auth. Series 2017 A:
5% 2/15/23	30,000	30,896
5% 2/15/23 (Escrowed to Maturity)	95,000	97,886
Syracuse Gen. Oblig. Series 2017 A, 5% 5/1/22 (Assured Guaranty Muni. Corp. Insured)	120,000	120,372
Syracuse Reg'l. Arpt. Auth. Series 2021, 4% 7/1/22 (c)	325,000	327,111
TOTAL NEW YORK		3,299,499
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 177, 5% 7/15/23 (c)	235,000	240,639
Series 178, 5% 12/1/23 (c)	135,000	141,604
Series 186, 5% 10/15/23 (c)	100,000	104,574
Series 2012 172, 5% 10/1/23 (c)	100,000	100,226
Series 2017 202, 5% 10/15/23 (c)	225,000	235,292
TOTAL NEW YORK AND NEW JERSEY		822,335
North Carolina - 0.3%
Charlotte Int'l. Arpt. Rev. Series 2017 B:
5% 7/1/22 (c)	115,000	116,023
5% 7/1/23 (c)	130,000	134,813
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	115,000	123,285
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41 (Pre-Refunded to 5/1/22 @ 100)	100,000	100,308
TOTAL NORTH CAROLINA		474,429
Ohio - 1.1%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	155,000	155,526
American Muni. Pwr., Inc. Rev. Series 2021 A:
5% 2/15/23	200,000	205,954
5% 2/15/24	200,000	211,444
Miami Univ. Series 2022 A, 5% 9/1/23 (f)	50,000	51,936
Ohio Gen. Oblig. Series 2021 A, 5% 3/1/23	100,000	103,153
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	100,000	102,383
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	231,928
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25 (f)	105,000	111,258
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/23 (Build America Mutual Assurance Insured)	500,000	511,923
TOTAL OHIO		1,685,505
Oklahoma - 0.3%
Grand River Dam Auth. Rev. Series 2016 A, 5% 6/1/22	175,000	176,119
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	100,000	101,343
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	150,000	156,025
TOTAL OKLAHOMA		433,487
Oregon - 0.5%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	125,000	125,538
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	150,000	150,952
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (c)	195,000	210,484
Series 26 C, 5% 7/1/24 (c)	300,000	317,389
TOTAL OREGON		804,363
Pennsylvania - 3.4%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A, 5% 3/1/23	625,000	644,186
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	315,000	327,797
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(c)	100,000	100,506
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 B, 5% 6/1/23	1,000,000	1,038,348
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/23	100,000	103,776
Delaware County Auth. Univ. Rev. Series 2014, 5% 8/1/23	150,000	156,381
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	85,000	85,000
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	1,030,000	1,030,495
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A, 5% 4/15/22	130,000	130,156
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B2, 0.3%, tender 7/15/22 (b)(c)	200,000	199,410
(Waste Mgmt., Inc. Proj.) Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.91%, tender 6/3/24 (b)(c)(d)	100,000	99,542
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2012 A, 5% 8/15/22	100,000	101,435
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/23 (c)	10,000	10,303
5% 4/1/24 (c)	10,000	10,520
5% 4/1/25 (c)	15,000	16,098
Series 2021 137, 0.4% 4/1/23	40,000	39,464
Series 2022 138, 5% 10/1/22	350,000	356,313
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/22	200,000	201,804
Philadelphia Auth. for Indl. Dev. Series 2016 1, 5% 4/1/22	210,000	210,000
Philadelphia Gas Works Rev. Series 2015 13:
5% 8/1/22	200,000	202,341
5% 8/1/24	100,000	106,439
TOTAL PENNSYLVANIA		5,170,314
Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series 2012, 5% 1/1/24	225,000	230,195
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	116,907
Series 2015, 5% 11/1/22	210,000	214,399
TOTAL RHODE ISLAND		331,306
South Carolina - 1.3%
Charleston County Arpt. District Series 2013 A, 5.25% 7/1/22 (c)	320,000	323,118
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	170,000	170,524
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	545,000	561,286
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5% 12/1/25	350,000	383,598
Series 2016 C, 5% 12/1/22	100,000	102,336
Series 2022 A, 5% 12/1/24	315,000	338,436
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	100,000	103,128
TOTAL SOUTH CAROLINA		1,982,426
Tennessee - 1.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (c)	1,000,000	1,009,020
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	715,000	760,636
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3B, 0.25% 7/1/22	450,000	449,780
TOTAL TENNESSEE		2,219,436
Texas - 2.1%
Austin Arpt. Sys. Rev. Series 2019, 5% 11/15/24 (c)	125,000	133,532
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (c)	100,000	101,961
El Paso Gen. Oblig. Series 2021 C, 5% 8/15/23	75,000	78,272
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	205,000	219,647
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.93%, tender 4/7/22 (b)(d)	215,000	214,981
Series 2013 A, 5% 12/1/22	300,000	306,948
Harris County Gen. Oblig. Series 2012 C, 5% 8/15/24	100,000	101,324
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (c)	100,000	100,946
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/23	215,000	222,766
Series 2016, 5% 5/15/22	200,000	200,914
Series 2012 A, 5% 5/15/24	175,000	175,808
North Texas Tollway Auth. Rev.:
(Sub Lien) Series 2017 B, 5% 1/1/24	150,000	153,699
Series 2017 B, 5% 1/1/23	105,000	107,635
Series 2021 B, 5% 1/1/26	65,000	71,565
Port of Houston Auth. Series 2021, 5% 10/1/23	105,000	110,033
San Antonio Elec. & Gas Sys. Rev. Series 2022, 5% 2/1/26	50,000	55,075
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2013, 5% 10/1/22	350,000	356,557
Series 2014, 5% 12/1/22	220,000	225,286
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 A, 5% 7/1/22	205,000	206,950
TOTAL TEXAS		3,143,899
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/24 (c)	105,000	110,850
Utah County Hosp. Rev. Series 2016 A, 5% 5/15/23	110,000	114,073
TOTAL UTAH		224,923
Virginia - 0.2%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	120,000	120,026
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (b)	85,000	85,000
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	99,848
TOTAL VIRGINIA		304,874
Washington - 0.8%
King County Hsg. Auth. Rev. Series 2021, 2% 12/1/22	250,000	250,716
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/24	100,000	105,894
Series 2016, 5% 2/1/25	120,000	129,778
Series 2021 C:
5% 8/1/23 (c)	100,000	104,173
5% 8/1/24 (c)	105,000	111,662
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/22	200,000	201,280
Series 2018, 5% 6/1/23	155,000	160,627
Washington Fed. Hwy. Grant Anticipation Rev.:
(Sr 520 Corridor Prog.) Series 2012 F, 5% 9/1/24	100,000	101,534
Series 2012 F, 5% 9/1/22	100,000	101,567
TOTAL WASHINGTON		1,267,231
West Virginia - 0.1%
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	100,371
Wisconsin - 1.3%
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	100,000	100,635
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A1, 0.45%, tender 5/2/22 (b)(c)	800,000	799,468
Wisconsin Gen. Oblig. Series 1, 5% 11/1/22	175,000	178,788
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	100,000	104,017
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	485,000	495,796
Bonds Series 2018 B, 5%, tender 1/25/23 (b)	110,000	112,905
Series 2013 B1, 4% 11/15/22	150,000	152,425
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	15,000	14,439
TOTAL WISCONSIN		1,958,473
TOTAL MUNICIPAL BONDS (Cost $78,695,103)		77,738,983

Municipal Notes - 40.3%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 0.7% 4/7/22, LOC Bank of America NA, VRDN (b)(c)	180,000	180,000
Arizona - 0.9%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,200,000	1,200,000
Series XF 10 91, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	100,000	100,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	100,000	100,000
TOTAL ARIZONA		1,400,000
California - 2.6%
California Statewide Cmntys. Dev. Auth. Rev. Series 2004 I, 0.21% tender 7/13/22, CP mode	500,000	499,033
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 0.71% 4/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	1,400,000	1,400,000
Series 2022 MIZ 90 90, 0.71% 4/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	1,500,000	1,500,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XM 06 75, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	100,000	100,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 0.91% 5/31/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	200,000	200,000
TOTAL CALIFORNIA		3,899,033
Colorado - 1.0%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,525,000	1,525,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.49% 4/1/22, VRDN (b)(c)	300,000	300,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series 2021 XF 12 62, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	200,000	200,000
Florida - 1.3%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	300,000	300,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	100,000	100,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	200,000	200,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 86, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,140,000	1,140,000
TOTAL FLORIDA		1,940,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	200,000	200,000
Illinois - 7.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XM 08 79, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	100,000	100,000
Series XM 08 84, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	100,000	100,000
Series XM 09 17, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,100,000	1,100,000
Chicago Transit Auth. Participating VRDN Series XM 09 05, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,450,000	3,450,000
Cook County Ill Sales Tax Rev. Participating VRDN Series 2019 XM 07 28, 0.61% 4/7/22 (Liquidity Facility Cr. Suisse AG) (b)(g)(h)	3,300,000	3,300,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 0.69% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	300,000	300,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.66% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	520,000	520,000
Metropolitan Pier & Exposition Participating VRDN:
Series 2021 XF 12 23, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,945,000	1,945,000
Series XF 09 65, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	200,000	200,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 0.72% 4/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	120,000	120,000
TOTAL ILLINOIS		11,135,000
Indiana - 0.1%
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	100,000	100,000
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	100,000	100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.5% 4/1/22, VRDN (b)(c)	500,000	500,000
Series 2020 B1, 0.5% 4/1/22, VRDN (b)(c)	600,000	600,000
TOTAL KENTUCKY		1,200,000
Louisiana - 6.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 4/7/22, VRDN (b)	7,595,000	7,595,000
Series 2010 B1, 0.68% 4/7/22, VRDN (b)	2,000,000	2,000,000
TOTAL LOUISIANA		9,595,000
Massachusetts - 0.3%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.71% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	100,000	100,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	300,000	300,000
TOTAL MASSACHUSETTS		400,000
Minnesota - 0.2%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	100,000	100,000
Minnesota Rural Wtr. Fin. Auth. BAN Series 2021 B, 0.3% 8/1/22	100,000	99,589
TOTAL MINNESOTA		299,589
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.63% 4/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	100,000	100,000
Nevada - 0.3%
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
New Jersey - 0.3%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 12, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	120,000	120,000
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	400,000	400,869
TOTAL NEW JERSEY		520,869
New York - 5.6%
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	600,000	599,352
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2019 B, 5% 5/15/22	4,540,000	4,558,862
Series 2019 D1, 5% 9/1/22	2,080,000	2,108,725
Participating VRDN Series ZF 02 18, 0.69% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	200,000	200,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XM 08 30, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	100,000	100,000
Series XM 08 80, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	600,000	600,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.69% 4/7/22, LOC Citizens Bank NA, VRDN (b)	100,000	100,000
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series RBC 16 ZM 0138, 0.62% 4/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	100,000	100,000
TOTAL NEW YORK		8,466,939
Ohio - 0.9%
Ohio Hosp. Rev. Series 2015 B, 0.7% 4/7/22, VRDN (b)	200,000	200,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	300,000	300,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.61% 4/7/22 (Liquidity Facility Cr. Suisse AG) (b)(g)(h)	180,000	180,000
Port of Greater Cincinnati Dev. Auth. Series 2003, 0.6% 4/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	515,000	515,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	200,000	199,858
TOTAL OHIO		1,394,858
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 0.76% 4/7/22, VRDN (b)	600,000	600,000
Pennsylvania - 1.2%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	200,000	200,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	100,000	100,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 0.74% 4/7/25, VRDN (b)	1,450,000	1,450,000
TOTAL PENNSYLVANIA		1,750,000
South Carolina - 1.0%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.66% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	100,000	100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.65% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400,000	1,400,000
TOTAL SOUTH CAROLINA		1,500,000
Tennessee - 2.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	500,000	500,000
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2022 ZF 29 74, 0.63% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,500,000	2,500,000
TOTAL TENNESSEE		3,000,000
Texas - 6.4%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
Hurst Participating VRDN Series XF 10 94, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,100,000	1,100,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series XF 12 21, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	50,000	50,000
Series XF 12 91, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,500,000	2,500,000
Series XF 12 93, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000,000	2,000,000
Series XM0085, 0.61% 4/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	500,000	500,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.64% 4/7/22, VRDN (b)(c)	2,300,000	2,300,000
Series 2010 D, 0.78% 4/7/22, VRDN (b)	575,000	575,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.7% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	100,000	100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	100,000	100,000
TOTAL TEXAS		9,625,000
Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 0.63% 4/7/22 (Liquidity Facility Cr. Suisse AG) (b)(c)(g)(h)	200,000	200,000
Series XM 08 82, 0.64% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	100,000	100,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.76% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	300,000	300,000
TOTAL UTAH		600,000
Virginia - 0.1%
Virginia Small Bus. Fing. Auth. Series 2004, 0.64% 4/7/22, LOC Truist Bank, VRDN (b)(c)	100,000	100,000
Washington - 0.1%
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters ZM 06 79, 0.81% 4/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	100,000	100,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.69% 5/12/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	100,000	100,000
TOTAL WASHINGTON		200,000
TOTAL MUNICIPAL NOTES (Cost $60,754,925)		60,731,288

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.47% (j)(k) (Cost $11,780,000)	11,777,644	11,780,007

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $151,230,028)	150,250,278
NET OTHER ASSETS (LIABILITIES) - 0.4%	663,095
NET ASSETS - 100.0%	150,913,373

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,110,848 or 1.4% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.1% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.76% 5/5/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/14/20	200,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	7,907,002	26,835,003	22,962,000	3,870	-	2	11,780,007	0.7%
Total	7,907,002	26,835,003	22,962,000	3,870	-	2	11,780,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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